Investment Strategy - NEOS Ethereum High Income ETF	Nov. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by:

(i) investing in exchange-traded spot Ether ETPs (the “Spot Ether ETPs") primarily through a controlled foreign corporation and in some cases by directly investing in Spot Ether ETPs,

(ii) obtaining indirect exposure to Ether by employing an options strategy that consists of selling (writing) put options and buying call options generally at the same strike price on one or more Ether-related instruments (defined below), and

(iii) utilizing a call options strategy to provide high monthly income, which primarily consists of selling (writing) call options on one or more Ether-related instruments.

The Fund does not invest in Ether directly.

Spot Ether ETPs

Spot Ether ETPs are funds that track the price of Ether by directly holding actual Ether (called "spot") as their underlying asset. Spot Ether ETPs seek to provide the performance of the price of Ether before the payment of fees and expenses. The price of the Spot Ether ETP fluctuates with the price of Ether in crypto asset markets. The Fund will hold shares of the Spot Ether ETPs in a wholly owned and controlled foreign subsidiary of the Fund organized under the laws of the Cayman Islands (the NEOS Ethereum High Income Portfolio CFC (the “Cayman Subsidiary” or “Subsidiary”). The Fund may also hold shares of the Spot Ether ETPs directly, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies.

The Fund expects to gain indirect exposure to the Spot Ether ETPs by investing up to 25% of its total assets (measured at the time of investment and at the end of each fiscal quarter) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary may directly invest without limitation in Spot Ether ETPs; however, the Subsidiary will comply with the same derivatives rule requirements under the Investment Company Act of 1940, as amended (“1940 Act”), when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals).

Options on Ether Related Instruments

There are two parts to the Ether options strategy: (1) utilizing a “synthetic strategy” to gain exposure to Ether, and (2) writing (selling) call options on one or more Ether-related instruments to generate high monthly income for the Fund. An “Ether-related instrument” is defined as: Ether, an ETF that principally invests in Ether futures contracts (“Ether Futures ETFs”), Spot Ether ETPs, or an index that uses Ether, Ether Futures ETFs, and/or Spot Ether ETPs as the reference asset (each, an “Ether Index”).

When the Fund sells (writes) a call option, it creates a contract between the option writer (the Fund) and the option buyer (counterparty). The writer of the call option receives an amount (premium) for writing the option. The contract provides the counterparty with the right to buy the reference asset for a pre-specified price (strike price) by a pre-specified date (expiration date). However, no obligation is created for the counterparty, who is not forced to buy the reference asset (exercising the option) by the expiration date. If the price of the reference asset is greater than the strike price at the expiration date, the counterparty will exercise their option. This obligates the writer to sell the reference asset to the counterparty (buyer) at the pre-specified price, which will be at a price below the market price, resulting in a loss for the writer and an equivalent profit for the holder. If the price of the reference asset is lower than or equal to the strike price at the expiration date, the counterparty (buyer) will not exercise its option. It will expire as worthless, which results in a profit for the writer and an equivalent loss for the holder.

To implement the Ether options strategy, the Fund invests in traditional exchange-traded options and, FLexible EXchange® options (“FLEX Options”) that utilize an Ether-related instrument as the reference asset. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Synthetic Options Strategy

The Fund primarily derives its long exposure to Ether by trading options that use an Ether-related instrument as the reference asset; however, the Fund may hold the Ether-related instrument directly. Because this portion of the Fund’s exposure to Ether is obtained via options instead of owning the reference asset, the Fund’s exposure is considered to be “synthetic.” The synthetic exposure is created through the combination of purchasing call options and selling put options generally at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the price returns of Ether. The Fund will primarily gain exposure to increases in value experienced by reference asset through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the reference asset through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of the reference asset both on the upside and downside.

Income Options Strategy

In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund will primarily derive its exposure to Ether through the use of options contracts that use an Ether-related instrument as the reference asset. This distinction causes the Fund’s income generating option strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to Ethereum. The Fund’s writing (selling) of call options on an Ether-related instrument will limit the Fund’s ability to participate in increases in value of Ether beyond a certain point. If the share price of the reference asset increases, the above-referenced synthetic long exposure and Spot Ether ETP would allow the Fund to experience similar percentage gains. However, if the reference asset’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has written to generate income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the synthetic long exposure to Ether and Spot Ether ETPs. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to Ether, long exposure to Spot Ether ETPs, and the call options written on an Ether-related instrument) will limit the Fund’s participation in gains of Ether beyond a certain point. This strategy effectively converts a portion of the potential upside of the price return Ether into current income. It is expected that the call options written by the Fund will generally have expirations of approximately one month and will be held to or close to expiration. The options that are not held to expiration will be replaced by similar options that have a later expiration.

The Adviser utilizes a proprietary, rules-based, systematic model to manage the Fund’s options positions. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses due to the movement of the Ether Futures ETFs.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, as collateral. To the extent that the Fund directly invests in Spot Ether ETPs (i.e., not through the Subsidiary), the Spot Ether ETPs may also be eligible to be used as collateral. The Fund has the ability to write call options on 25% to 100% of the net asset value of the Fund, although the Fund may be outside of this range from time to time because of market or other conditions.

In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from the Spot Ether ETPs and/or Ether Futures ETF positions to offset realized taxable gains of the Spot Ether ETPs and/or Ether Futures ETFs.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Spot Ether ETPs and/or options on Ether-related instruments. For purposes of the Fund’s 80% policy, the value of such derivative instruments shall be valued at their notional value.

About Ethereum

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (see the section entitled “The Ethereum Protocol” for more detail on the Ethereum Protocol).

The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether futures contracts in which the Fund invests may reflect the impact of these forks.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in Spot Ether ETPs and/or options on Ether-related instruments.